LONG TERM INVESTMENTS	12 Months Ended
Mar. 31, 2019
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

Note 7—LONG TERM INVESTMENTS

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Investment in equity security without readily determinable fair value
Phoenix Intelligent Credit Group Ltd (“Phoenix Intelligent Credit”) (a)	29,189,836	—
Musketeer Group Inc. (“Musketeer”) (b)	1,600,000	—
	30,789,836	—
(a)

On December 10, 2018, the Company signed an agreement to acquire a 5.88% equity stake in Phoenix Intelligent Credit Group Ltd (“Phoenix Intelligent Credit”), a wholly owned subsidiary of Phoenix Financial Group Ltd (“Phoenix Finance”) and operator of one of China’s leading peer-to-peer lending platforms, for a total consideration of approximately US$29 million (or RMB200 million). The acquisition was completed as of March 31, 2019 and the Company still had an acquisition price payable to Phoenix Finance in the amount of US$14,289,371 as of March 31, 2019, which was fully paid in April 2019. Pursuant to the investment agreement, such investment is redeemable at the option of the Company if certain future performance condition cannot be met. The Company accounted the investment as investment in equity security without readily determinable fair value.

(b)

On August 9, 2018, the Company acquired a 19.99% equity stake in Musketeer Group Inc. (“Musketeer”), an Indonesian online lending platform that offers consumption installment loans, for approximately US$1.6 million. Since Musketeer is a start-up company in its early stage with no readily determinable fair value, the investments were accounted for using the cost method.

For the year ended March 31, 2019, the Company did not recognize any impairment losses for the long term investments.